Share-Based Compensation - Schedule of Restricted Stock Awards (Details) (10-K) - Restricted Stock [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Restricted Stock Awards, Vested	12,582,192	57,243
Number of Restricted Stock Awards, Non-vested	6,300,000	467,094	126,432